UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549
FORM N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY
Investment Company Act file number: 811-22128
FOCUSSHARES TRUST
(Exact name of registrant as specified in charter)
210 Summit Avenue
Suite C-11
Montvale, NJ 07645
(Address of principal executive offices) (Zip code)
Erik Liik
FocusShares, LLC
210 Summit Avenue
Suite C-11
Montvale, NJ 07645
(Name and address of agent for service)
With a copy to:
Kathleen Moriarty, Esq.
Katten Muchin Rosenman LLP
575 Madison Avenue
New York, New York 10022
Registrant’s telephone number, including area code: (201) 930-8500
Date of fiscal year end: September 30
Date of reporting period: April 1, 2008 - June 30, 2008

Item 1. Schedule of Investments.
ISE Homebuilders Index Fund
Schedule of Portfolio Investments (unaudited)
June 30, 2008

	Shares	Value

COMMON STOCKS (99.7%)

Homebuilding (95.1%)
Beazer Homes USA, Inc.	3,138	$17,479
Brookfield Homes Corp.	14,162	173,909
Cavco Industries, Inc.(a)	5,590	182,961
Centex Corp.	12,682	169,558
Champion Enterprises, Inc.(a)	24,588	143,840
DR Horton, Inc.	37,638	408,372
Gafisa SA ADR	5,660	194,534
Hovnanian Enterprises, Inc., Class A(a)	31,002	169,891
KB Home	9,876	167,201
Lennar Corp., Class A	13,824	170,588
M/I Homes, Inc.	2,394	37,658
MDC Holdings, Inc.	5,164	201,706
Meritage Homes Corp.(a)	13,540	205,402
NVR, Inc.(a)	693	346,555
Orleans Homebuilders, Inc.	4,022	14,720
Palm Harbor Homes, Inc.(a)	6,804	37,626
Pulte Homes, Inc.	32,714	315,036
Ryland Group, Inc.	8,492	185,211
Skyline Corp.	650	15,275
Standard Pacific Corp.	63,568	214,860
Tarragon Corp.(a)	20,076	35,133
Toll Brothers, Inc.(a)	21,552	403,669
WCI Communities, Inc.(a)	11,232	16,286
Woodbridge Holdings Corp.(a)	10,346	12,001

		3,839,471

Real Estate Management & Development (4.6%)
Avatar Holdings, Inc.(a)	6,144	186,102

Total Common Stocks (Cost $4,500,448)		4,025,573

	Shares	Value

SHORT-TERM INVESTMENT (0.7%)
Investment Company (0.7%)
JPMorgan 100% U.S. Treasury Securities Money Market Fund, Agency Shares (Cost $26,212)	26,212	26,212

Total Investments (100.4%) (Cost $4,526,660)		4,051,785
Liabilities in Excess of Other Assets (-0.4%)		(14,904)

Net Assets (100%)		$4,036,881

(a)	Non-income producing security.

ADR	American Depositary Receipt
Cost of investments for federal income tax purposes is essentially the same as for financial statement purposes and the gross unrealized appreciation (depreciation) of investments as of June 30, 2008, is as follows:

Appreciation	$87,269
Depreciation	(562,144)

Net Depreciation	$(474,875)

ISE SINdex Fund
Schedule of Portfolio Investments (unaudited)
June 30, 2008

	Shares	Value

COMMON STOCKS (98.8%)

Brewers (14.4%)
Anheuser-Busch Cos., Inc.	2,140	$132,937
Boston Beer Co., Inc., Class A(a)	3,232	131,478
Cia de Bebidas das Americas, Preference Shares ADR	1,896	120,111
Molson Coors Brewing Co., Class B	2,262	122,894

		507,420

Casinos & Gaming (39.5%)
Ameristar Casinos, Inc.	6,974	96,381
Bally Technologies, Inc.(a)	3,110	105,118
Boyd Gaming Corp.	7,754	97,390
Churchill Downs, Inc.	3,132	109,213
International Game Technology	4,176	104,316
Las Vegas Sands Corp.(a)	2,338	110,915
Melco Crown Entertainment Ltd. ADR(a)	12,504	116,537
MGM Mirage(a)	3,099	105,025
Penn National Gaming, Inc.(a)	2,914	93,685
Pinnacle Entertainment, Inc.(a)	10,338	108,446
Scientific Games Corp., Class A(a)	3,964	117,414
WMS Industries, Inc.(a)	3,694	109,970
Wynn Resorts Ltd.	1,416	115,192

		1,389,602

Distillers & Vintners (10.9%)
Brown-Forman Corp., Class B	1,686	127,411
Constellation Brands, Inc., Class A(a)	6,518	129,447
Diageo PLC ADR	1,710	126,318

		383,176

Tobacco (34.0%)
Alliance One International, Inc.(a)	20,260	103,529
Altria Group, Inc.	6,222	127,924
British American Tobacco PLC ADR	1,786	123,680
Imperial Tobacco Group PLC ADR	1,490	110,633
Lorillard, Inc.(a)	1,794	124,073
Philip Morris International, Inc.	2,534	125,154
Reynolds American, Inc.	2,492	116,302
Universal Corp.	2,636	119,200
UST, Inc.	2,370	129,426
Vector Group Ltd.	7,294	117,652

		1,197,573

Total Common Stocks (Cost $4,392,855)		3,477,771

ISE SINdex Fund
Schedule of Portfolio Investments (unaudited) (continued)
June 30, 2008

	Shares	Value

SHORT-TERM INVESTMENT (1.5%)
Investment Company (1.5%)
JPMorgan 100% U.S. Treasury Securities Money Market Fund, Agency Shares (Cost $53,831)	53,831	$53,831

Total Investments (100.3%) (Cost $4,446,686)		3,531,602
Liabilities in Excess of Other Assets (-0.3%)		(10,125)

Net Assets (100%)		$3,521,477

(a)	Non-income producing security.
ADR     American Depositary Receipt
Cost of investments for federal income tax purposes is essentially the same as for financial statement purposes and the gross unrealized appreciation (depreciation) of investments as of June 30, 2008, is as follows:

Appreciation	$86,583
Depreciation	(1,001,667)

Net Depreciation	$(915,084)

ISE-CCM Homeland Security Index Fund
Schedule of Portfolio Investments (unaudited)
June 30, 2008

	Shares	Value

COMMON STOCKS (99.8%)

Aerospace & Defense (15.2%)
American Science & Engineering, Inc.	1,254	$64,619
Applied Signal Technology, Inc.	762	10,409
DRS Technologies, Inc.	2,268	178,537
L-3 Communications Holdings, Inc.	3,638	330,585
Taser International, Inc.(a)	11,470	57,235

		641,385

Application Software (0.3%)
Digimarc Corp.(a)	976	13,820

Biotechnology (3.6%)
BioCryst Pharmaceuticals, Inc.(a)	3,878	10,859
Cepheid, Inc.(a)	5,110	143,693

		154,552

Communications Equipment (3.8%)
Harris Corp.	3,188	160,962

Computer Storage & Peripherals (0.3%)
ActivIdentity Corp.(a)	3,996	10,909

Electronic Equipment Manufacturers (15.3%)
Agilent Technologies, Inc.(a)	9,558	339,691
Flir Systems, Inc.(a)	4,642	188,326
L-1 Identity Solutions, Inc.(a)	4,612	61,432
OSI Systems, Inc.(a)	2,666	57,106

		646,555

Environmental & Facilities Services (2.8%)
Tetra Tech, Inc.(a)	5,182	117,217

Health Care Equipment (3.9%)
STERIS Corp.	5,786	166,405

Internet Software & Services (1.5%)
Websense, Inc.(a)	3,754	63,217

IT Consulting & Other Services (18.0%)
CACI International, Inc., Class A(a)	2,676	122,481
Mantech International Corp., Class A(a)	3,492	168,035
SAIC, Inc.(a)	8,580	178,550
SI International, Inc.(a)	442	9,255
SRA International, Inc., Class A(a)	5,722	128,516
Unisys Corp.(a)	38,772	153,149

		759,986

Life Sciences Tools & Services (10.0%)
Thermo Fisher Scientific, Inc.(a)	7,588	422,879

Office Electronics (3.9%)
Zebra Technologies Corp., Class A(a)	5,026	164,049

ISE-CCM Homeland Security Index Fund
Schedule of Portfolio Investments (unaudited) (continued)
June 30, 2008

	Shares	Value

Office Services & Supplies (3.0%)
Mine Safety Appliances Co.	3,200	$127,968

Systems Software (18.2%)
Check Point Software Technologies(a)	7,102	168,104
McAfee, Inc.(a)	4,924	167,564
Secure Computing Corp.(a)	2,158	8,934
Symantec Corp.(a)	22,088	427,403

		772,005

Total Common Stocks (Cost $4,421,209)		4,221,909

	Shares	Value

SHORT-TERM INVESTMENT (0.6%)
Investment Company (0.6%)
JPMorgan 100% U.S. Treasury Securities Money Market Fund, Agency Shares (Cost $26,153)	26,153	26,153

Total Investments (100.4%) (Cost $4,447,362)		4,248,062
Liabilities in Excess of Other Assets (-0.4%)		(17,175)

Net Assets (100%)		$4,230,887

(a)	Non-income producing security.
Cost of investments for federal income tax purposes is essentially the same as for financial statement purposes and the gross unrealized appreciation (depreciation) of investments as of June 30, 2008, is as follows:

Appreciation	$210,998
Depreciation	(410,298)

Net Depreciation	$(199,300)

ISE-Revere Wal-Mart Supplier Index Fund
Schedule of Portfolio Investments (unaudited)
June 30, 2008

	Shares	Value

COMMON STOCKS (99.5%)

Apparel, Accessories & Luxury Goods (4.3%)
Hanesbrands, Inc.(a)	6,984	$189,546

Home Entertainment Software (7.1%)
Activision, Inc.(a)	9,114	310,514

Household Appliances (1.4%)
Helen of Troy Ltd.(a)	3,736	60,224

Household Products (13.9%)
Church & Dwight Co., Inc.	3,968	223,597
Clorox Co.	4,164	217,361
Energizer Holdings, Inc.(a)	2,210	161,529
Spectrum Brands, Inc.(a)	2,112	5,385

		607,872

Housewares & Specialties (0.8%)
CSS Industries, Inc.	1,420	34,393

Leisure Products (15.8%)
Hasbro, Inc.	9,012	321,909
Jakks Pacific, Inc.(a)	3,932	85,914
Leapfrog Enterprises, Inc., Class A(a)	5,536	46,059
Mattel, Inc.	14,008	239,817

		693,699

Movies & Entertainment (3.0%)
Lions Gate Entertainment Corp.(a)	12,840	133,022

Packaged Foods & Meats (35.3%)
Cal-Maine Foods, Inc.	3,248	107,152
Dean Foods Co.(a)	8,440	165,593
Del Monte Foods Co.	16,328	115,929
Diamond Foods, Inc.	1,048	24,146
Flowers Foods, Inc.	7,128	202,008
General Mills, Inc.	4,724	287,077
J.M. Smucker Co. (The)	3,816	155,082
Kellogg Co.	5,394	259,020
Lance, Inc.	4,698	88,181
Tootsie Roll Industries, Inc.	5,557	139,647

		1,543,835

Personal Products (9.9%)
Alberto-Culver Co.	7,500	197,025
Chattem, Inc.(a)	1,674	108,894
Prestige Brands Holdings, Inc.(a)	5,200	55,432
Revlon, Inc., Class A(a)	87,580	74,443

		435,794

Pharmaceuticals (4.2%)
Perrigo Co.	5,752	182,741

ISE-Revere Wal-Mart Supplier Index Fund
Schedule of Portfolio Investments (unaudited) (continued)
June 30, 2008

	Shares	Value

Soft Drinks (0.7%)
Cott Corp.(a)	9,294	$29,090

Specialized Consumer Services (3.1%)
Coinstar, Inc.(a)	4,198	137,317

Total Common Stocks (Cost $4,456,867)		4,358,047

	Shares	Value

SHORT-TERM INVESTMENT (0.9%)
Investment Company (0.9%)
JPMorgan 100% U.S. Treasury Securities Money Market Fund, Agency Shares (Cost $38,021)	38,021	38,021

Total Investments (100.4%) (Cost $4,494,888)		4,396,068
Liabilities in Excess of Other Assets (-0.4%)		(17,269)

Net Assets (100%)		$4,378,799

(a)	Non-income producing security.
Cost of investments for federal income tax purposes is essentially the same as for financial statement purposes and the gross unrealized appreciation (depreciation) of investments as of June 30, 2008, is as follows:

Appreciation	$350,923
Depreciation	(449,743)

Net Depreciation	$(98,820)

FocusShares Trust
Notes to Quarterly Schedule of Portfolio Investments
June 30, 2008
(unaudited)
1.	Organization

FocusShares Trust (the “Trust”), a Delaware statutory trust, was formed on July 10, 2007. The Trust currently consists of the following four investment portfolios (collectively, the “Funds” and individually, a “Fund”): the FocusShares ISE Homebuilders Index Fund, FocusShares ISE SINdex Fund, FocusShares ISE-CCM Homeland Security Index Fund, and FocusShares ISE-Revere Wal-Mart Supplier Index Fund. The Funds are authorized to issue an unlimited number of shares of beneficial interest at no par value. The Funds’ investment objective is to provide investment results that correspond, before fees and expenses, generally to the price and yield performance of the ISE Homebuilders Index, ISE SINdex, ISE-CCM Homeland Security Index, and ISE-Revere Wal-Mart Supplier Index, respectively.

2.	Summary of Significant Accounting Policies

The following is a summary of significant accounting policies followed by each Fund in preparation of its financial statements. The preparation of financial statements in conformity with accounting principles generally accepted in the United States requires management to make estimates and assumptions that affect the reported amounts and disclosures in these financial statements. Actual results could differ from those estimates.

Securities Valuation:

The net asset value (“NAV”) per share of each Fund is calculated each day the national securities exchanges are open for trading as of the close of regular trading on the New York Stock Exchange (“NYSE”), generally 4:00 p.m. New York time (“NAV Calculation Time”). NAV per share is calculated by dividing a Fund’s net assets by the number of shares outstanding. NAV per share will not be calculated on the days on which the NYSE is closed for trading.

Stocks held by each Fund are valued at their market value when reliable market quotations are readily available. Certain short-term debt instruments which may be used to manage a Fund’s cash are valued on the basis of amortized cost. Cash reserves may be held in a number of financial instruments, such as funds that invest exclusively in money market instruments (“Acquired Funds”). Acquired Funds held by the Funds will be based upon their net asset values, calculated once daily as of the NAV Calculation Time.

When reliable market quotations are not readily available or do not otherwise accurately reflect the fair value of a security held by one or more Funds, such security will be valued by another method that FocusShares, LLC, the investment advisor, believes will better reflect fair value in accordance with the Trust’s valuation policies and procedures approved by the Board of Directors. A security’s fair value price is the price a security’s owner might reasonably expect to receive upon its sale. When fair-value pricing is employed, the prices of securities used by a Fund to calculate its NAV may differ from quoted or published prices for the same securities.

Each Fund may use fair value pricing in a variety of circumstances, including but not limited to, situations when the value of a security in a Fund’s portfolio has been materially affected by events occurring after the close of the market on which the security is principally traded (such as a corporate action or other news that may materially affect the price of a security) or trading in a security has been suspended or halted. Fair-value pricing also may be used for securities if, for example, (1) trading in a security is halted and does not resume before the Fund’s NAV Calculation Time or if a security does not trade in the course of a day, or (2) market quotations are not readily available for a security and the Fund holds enough of the security that its price could materially affect the Fund’s NAV. Acquired Funds may also use fair value pricing under the circumstances, and with the possible effects, disclosed in the prospectuses for such funds.

Accounting Pronouncements:

In September 2006, Statement of Financial Accounting Standards No. 157, “Fair Value Measurements” (“SFAS 157”), was issued and is effective for fiscal years beginning after November 15, 2007. SFAS 157 defines fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements. Management is currently evaluating the impact the adoption of SFAS 157 will have on the Funds’ financial statement disclosures.

FocusShares Trust
Notes to Quarterly Schedule of Portfolio Investments (continued)
June 30, 2008
(unaudited)
In March 2008, the Financial Accounting Standards Board issued the Statement of Financial Accounting Standards No. 161, “Disclosures about Derivative Instruments and Hedging Activities” (“SFAS 161”). SFAS 161 is effective for fiscal years and interim periods beginning after November 15, 2008. SFAS 161 requires enhanced disclosures about each Fund’s derivative and hedging activities, including how such activities are accounted for and their effect on a Fund’s financial position, performance and cash flows. Management has recently begun evaluating the impact the adoption of SFAS 161 will have on each Fund’s financial statements and related disclosures, if any.

American Depositary Receipts:

American Depositary Receipts (“ADRs”) represent ownership of shares of a foreign company trading on U.S. exchanges. ADRs represent the right to receive securities of foreign issuers deposited in a bank or trust company. ADRs are an alternative to purchasing the underlying securities in their national markets and currencies. Investment in ADRs has certain advantages over direct investment in the underlying foreign securities since: (i) ADRs are U.S. dollar-denominated investments that are easily transferable and for which market quotations are readily available, and (ii) issuers whose securities are represented by ADRs are generally subject to auditing, accounting and financial reporting standards similar to those applied to domestic issuers.

Federal Income Tax:

Each Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code and to distribute substantially all of its net investment income and capital gains to its shareholders. Therefore, no federal income tax provision is required.

In June 2006, the Financial Accounting Standards Board (“FASB”) released FASB Interpretation No. 48, Accounting for Uncertainty in Income Taxes (“FIN 48”). FIN 48 provides guidance for how uncertain tax positions should be recognized, measured, presented, and disclosed in financial statements. FIN 48 requires the evaluation of tax positions taken in the course of preparing the Fund’s tax returns to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority. Tax benefits of positions not deemed to meet the more-likely-than-not threshold would be recorded as a tax expense in the current year. Adoption of FIN 48 is required for fiscal years beginning after December 15, 2006. Management will evaluate the impact resulting from the adoption of this interpretation on the Funds’ financial statements at September 30, 2008, the close of the current tax year.

3.	Securities Transactions and Related Income

During the period, security transactions are accounted for no later than one business day following the trade date. However, for financial reporting purposes, security transactions are accounted for on trade date of the last business day of the reporting period. Realized gains and losses on security transactions are determined on the identified cost basis. Dividend income is recorded on the ex-dividend date. Interest income and expense are recognized on the accrual basis.

4.	Concentration Risk

Each Fund will concentrate its investments in issuers of one or more particular industries to the same extent that its Underlying Index is so concentrated and to the extent permitted by applicable regulatory guidance. Since each Fund concentrates or otherwise invests a large portion of its assets in a single industry or group of industries, it

FocusShares Trust
Notes to Quarterly Schedule of Portfolio Investments (continued)
June 30, 2008
(unaudited)
may be more susceptible to any single economic, market, political or regulatory occurrence affecting that industry or group of industries. In such cases, each Fund may be more volatile than funds based on broader or less volatile market segments.

Item 2. Controls and Procedures.
(a)	The registrant’s principal executive and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) are effective, based on their evaluation of these disclosure controls and procedures required by Rule 30a-3(b) as of a date within 90 days of the filing date of this report.

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in rule 30a-3(d) under the Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.
Item 3. Exhibits.
Certifications pursuant to Rule 30a-2(a) under the Act are attached hereto.

SIGNATURES
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.
(Registrant): FocusShares Trust

By (Signature and Title):	/s/ Michael J. Voskian Michael J. Voskian
President
Date: August 22, 2008
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title):	/s/ Simon D. Collier Simon D. Collier
Principal Financial Officer & Treasurer
Date: August 22, 2008

By (Signature and Title):	/s/ Michael J. Voskian Michael J. Voskian
President
Date: August 22, 2008